OPERATING DATA - Schedule of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Finished products	$ 5,821	$ 7,464
Production in process	4,165	4,596
Raw materials	5,101	6,822
Manufacturing supplies, spare parts and other	2,209	1,862
Total	17,296	20,744
Spare parts	1,600	1,300
Manufacturing and other	$ 600	$ 600